Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 2. Summary of Significant Accounting Policies

Variable Interest Entity

The Company has analyzed its relationships with third parties to determine if it has an explicit or implicit interest in another entity which may be considered a Variable Interest Entity (VIE). An implicit variable interest exists between the Company and another entity which contracts with the Company to provide software programming to their end customer. This entity is majority owned by the majority shareholder and Chairman of the Company and a relative of the Chairman, though no financial support is provided by the Company to this entity. An entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. A corporation is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company does not have the obligation to absorb losses or the right to receive benefits that are significant to the VIE. Based on the Company’s assessment, it neither is the primary beneficiary of nor has a controlling financial interest in a VIE. Accordingly, no VIE has been consolidated by the Company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentration of credit risk consists primarily of trade receivables. In the normal course of business, the Company provides credit terms to its customers. Accordingly, the Company performs ongoing credit evaluations of its customers and maintains allowances for possible losses when necessary, which, when realized, have been within the range of management’s expectations. As of December 31, 2013, 100% of the accounts receivable balance resulted from two entities, one of which is a related party. As of December 31, 2012, 100% of the accounts receivable resulted from two entities, one of which is a related party. Historically, the Company has not experienced significant credit losses on such receivables. No bad debt was recorded in 2013 or 2012. During the year ended December 31, 2013, 93% of the revenues resulted from three entities, one of which is a related party. During the year ended December 31, 2012, 96% of the revenues resulted from two entities, one of which is a related party.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with an original maturity of three months or less. As of December 31, 2013 and 2012, the Company’s cash balances were within the FDIC insurance coverage limits.

Research and Development

Costs and expenses that can be clearly identified as research and development are charged to expense as incurred in accordance with GAAP.  All research and development costs have been expensed as incurred totaling $279,791 in fiscal 2013 and $0 in fiscal 2012. The company had no software development costs required to be capitalized under ASC 985-20, Costs of Software to be Sold, Leased or Marketed, and under ASC 350-40, Internal-Use Software, in fiscal 2013 and 2012. Rapid technological advances in hardware and software development, evolving standards in computer hardware and software technology, changing customer needs and frequent new product introductions and enhancements characterize the software markets in which we compete. We plan to continue to dedicate a significant amount of resources to research and development efforts to maintain and improve our current product and services offerings.

Revenue Recognition

Revenues from contracts for non-technology integration consulting services with fees based on time and materials are recognized as the services are performed and amounts are earned in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”), as amended by SAB No. 104, “Revenue Recognition” (“SAB 104”). The Company considers amounts to be earned once evidence of an arrangement has been obtained, services are delivered, fees are fixed or determinable, and collectability is reasonably assured. In such contracts, the Company’s efforts, measured by time incurred, typically represent the contractual milestones or output measure, which is the contractual earnings pattern. For non-technology integration consulting contracts with fixed fees, the Company recognizes revenues as amounts become billable in accordance with contract terms, are consistent with the services delivered, and are earned.

Revenues from contracts for technology integration consulting services where the Company designs/redesigns, builds and implements new or enhanced systems applications and related processes for its clients are recognized on the percentage-of-completion method, which involves calculating the percentage of services provided during the reporting period compared to the total estimated services to be provided over the duration of the contract. This method is followed where reasonably dependable estimates of revenues and costs can be made. Estimates of total contract revenues and costs are continuously monitored during the term of the contract, and recorded revenues and costs are subject to revision as the contract progresses. Such revisions may result in increases or decreases to revenues and income and are reflected in the financial statements in the periods in which they are first identified. If the Company’s estimates indicate that a contract loss will occur, a loss provision is recorded in the period in which the loss first becomes probable and reasonably estimable. Contract losses are determined to be the amount by which the estimated direct and indirect costs of the contract exceed the estimated total revenues that will be generated by the contract and are included in cost of services and classified in accrued expenses.

Revenues for contracts with multiple elements are allocated based on the lesser of the element’s relative fair value or the amount that is not contingent on future delivery of another element. If the amount of non-contingent revenues allocated to a delivered element accounted for under the percentage-of-completion method of accounting is less than the costs to deliver such services, then such costs are deferred and recognized in future periods when the revenues become non-contingent. Fair value is determined based on the prices charged when each element is sold separately. Elements qualify for separation when the services have value on a stand-alone basis, fair value of the separate elements exists and, in arrangements that include a general right of refund relative to the delivered element, performance of the undelivered element is considered probable and substantially in the Company’s control. While determining fair value and identifying separate elements require judgment, generally fair value and the separate elements are readily identifiable as the Company also sells those elements unaccompanied by other elements. There were no contracts in progress as of December 31, 2013 and 2012.

Revenue related to product maintenance contracts is recognized on a straight-line basis over the delivery period. The maintenance contracts are generally one year in length. Maintenance fee revenue has been calculated for any portion allocable to the current year with the balance remaining as deferred revenue. The net unamortized deferred maintenance fees were $33,041 and $27,041 at the years ended December 31, 2013 and 2012, respectively.

Revenues include billings for travel and other out-of-pocket expenses prior to reimbursements to the employee by the Company.

The Company reports revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Accounts Receivable/Allowance for Doubtful Accounts

The Company records its client receivables and unbilled services at their face amounts less allowances. On a periodic basis, the Company evaluates its receivables and unbilled services and establishes allowances based on historical experience and other currently available information. As of December 31, 2013 and 2012, management determined there was no need to establish an allowance for doubtful accounts because there had been little history of nonpayment or indicators of credit risk, such as bankruptcy.

Fair Values of Financial Instruments

The fair value of the Company’s cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and note payables approximate the carrying amount due to the short duration of these accounts.

Short Term Investments

The Company classifies its short term investments as available-for-sale and reports them at fair value, with unrealized gains and losses. The Company realized net short-term capital gains of $0 and $833 during 2013 and 2012, respectively, and reported them under other gain on the Statement of Operations.

Property, Equipment and Depreciation

Property and equipment are stated at cost less accumulated depreciation. Assets are depreciated using the straight-line method over the estimated useful lives ranging from five to seven years. Maintenance and repairs are charged to operating expenses as incurred. Upon sale or other disposition, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to operating income.

Stock-based Compensation

The Company follows ASC 718, which requires the Company to measure compensation expense for the issuance of share-based awards at fair value and recognize compensation expense over the service period for awards expected to vest. The fair value of stock options was determined at the grant dates using the Black-Scholes option-pricing model. The Company uses historical data of peer companies with observable inputs with a similar size and in a similar industry. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results could differ from estimates, such amounts will be recorded as an adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. Actual results may differ substantially from these estimates.

Net Income (Loss) per Common Share

Basic income or loss per common share is based on the net income or loss divided by weighted average number of common shares outstanding. Diluted income or loss per share is computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period using the treasury stock method. As of December 31, 2013 and 2012, the Company had 466,766 common stock equivalents outstanding consisting of preferred stock and stock options. These shares were excluded from the computation of diluted earnings per share as of December 31, 2012 as the conversion price for preferred stock and exercise price for stock options are greater than or equal to the fair value of the common stock as of December 31, 2012. These shares were also excluded from the computation of diluted earnings per share as of December 31, 2013, for which the Company has recorded a loss, as they are anti-dilutive.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is "more likely than not" that some component or all of the benefits of deferred tax assets will not be realized.

ASC 740 clarifies the accounting and disclosure for uncertainty in tax positions, as defined.. The Company is subject to the provisions of ASC 740 and has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740.

Recently Issued Accounting Standards

From time to time, new accounting pronouncements are issued by FASB that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption.

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. As of December 31, 2013 and December 31, 2012, the Company had an accumulated deficit of $13,881,992 and $13,669,971, respectively. These conditions, in addition to negative working capital and operating losses in current and prior years, raise substantial doubt about the Company's ability to continue as a going concern.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements on a continuing basis, to maintain or replace present financing, to acquire additional capital from investors, and to succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. The Company intends to continue to serve its customers as a developer and distributor of customized computer software used in computer research. The Company intends to focus on raising additional capital and finding additional avenues to distribute its software. To the extent that any such financing involves the sale of our equity, our current stockholders could be substantially diluted. There is no assurance that we will be successful in achieving any or all of these objectives.